4. Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Tables
Summary of revenue and non-current assets by geographic information

	2018	2017	2016
Revenue:
Germany	31	80	6
Europe	1,175	1,236	1,397
USA	22,529	694	4,911
	23,735	2,010	6,314

Non-current assets as of December 31:
Germany	1,224	957	618
Czech Republic	246	221	259
USA	3,825	—	—
	5,295	1,178	877

Other Revenue Information

	2018	2017	2016
Major service lines:
Collaboration revenue	22,018	390	3,866
Service revenue	1,717	1,620	2,448
	23,735	2,010	6,314

Revenue:
Point in time	21,863	233	1,191
Over time	1,872	1,777	5,123
	23,735	2,010	6,314